Acceptances (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Acceptances	Acceptances consist of:

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Payable under trade financing arrangements	94,173	81,157	1,174

	94,173	81,157	1,174